Distribution Date:	11/18/21	Benchmark 2019-B14 Mortgage Trust
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2019-B14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue,8th Floor | New York, NY 10179
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Principal Prepayment Detail	16	Asset Representations	Pentalpha Surveillance LLC
		Reviewer & Operating
Historical Detail	17	Advisor
Delinquency Loan Detail	18		Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	19		375 North French Road,Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 1	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 2	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Modified Loan Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Historical Liquidated Loan Detail	23
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Historical Bond / Collateral Loss Reconciliation Detail	24
			-
Interest Shortfall Detail - Collateral Level	25		, | ,
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08162YAA0	2.072200%	22,760,000.00	15,352,233.49	372,142.57	26,510.75	0.00	0.00	398,653.32	14,980,090.92	30.18%	30.00%
A-2	08162YAB8	2.914700%	249,620,000.00	249,620,000.00	0.00	606,306.18	0.00	0.00	606,306.18	249,620,000.00	30.18%	30.00%
A-3	08162YAC6	3.090200%	55,480,000.00	55,480,000.00	0.00	142,870.25	0.00	0.00	142,870.25	55,480,000.00	30.18%	30.00%
A-4	08162YAD4	2.794600%	187,000,000.00	187,000,000.00	0.00	435,491.83	0.00	0.00	435,491.83	187,000,000.00	30.18%	30.00%
A-5	08162YAE2	3.048600%	350,570,000.00	350,570,000.00	0.00	890,623.08	0.00	0.00	890,623.08	350,570,000.00	30.18%	30.00%
A-SB	08162YAG7	2.957100%	37,040,000.00	37,040,000.00	0.00	91,275.82	0.00	0.00	91,275.82	37,040,000.00	30.18%	30.00%
A-S	08162YAF9	3.351500%	127,315,000.00	127,315,000.00	0.00	355,580.19	0.00	0.00	355,580.19	127,315,000.00	20.25%	20.13%
B	08162YAH5	3.492800%	61,240,000.00	61,240,000.00	0.00	178,249.23	0.00	0.00	178,249.23	61,240,000.00	15.47%	15.38%
C	08162YAJ1	3.900791%	53,180,000.00	53,180,000.00	0.00	172,870.07	0.00	0.00	172,870.07	53,180,000.00	11.32%	11.25%
D	08162YAM4	2.500000%	33,845,000.00	33,845,000.00	0.00	70,510.42	0.00	0.00	70,510.42	33,845,000.00	8.68%	8.63%
E	08162YAR3	2.500000%	25,785,000.00	25,785,000.00	0.00	53,718.75	0.00	0.00	53,718.75	25,785,000.00	6.67%	6.63%
F-RR	08162YAU6	3.900791%	24,175,000.00	24,175,000.00	0.00	78,584.69	0.00	0.00	78,584.69	24,175,000.00	4.78%	4.75%
G-RR	08162YAW2	3.900791%	12,890,000.00	12,890,000.00	0.00	41,901.00	0.00	0.00	41,901.00	12,890,000.00	3.77%	3.75%
NR-RR*	08162YAY8	3.900791%	48,349,368.00	48,349,368.00	0.00	204,752.97	0.00	0.00	204,752.97	48,349,368.00	0.00%	0.00%
V-RR	08162YBE1	3.900791%	33,000,000.00	32,810,388.67	9,525.47	107,873.42	0.00	0.00	117,398.89	32,800,863.20	0.00%	0.00%
S	08162YBA9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162YBB7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,322,249,368.00	1,314,651,990.16	381,668.04	3,457,118.65	0.00	0.00	3,838,786.69	1,314,270,322.12

Notional Certificates
X-A	08162YAK8	0.909342%	1,029,785,000.00	1,022,377,233.50	0.00	774,742.20	0.00	0.00	774,742.20	1,022,005,090.92
X-B	08162YAL6	0.218366%	114,420,000.00	114,420,000.00	0.00	20,821.16	0.00	0.00	20,821.16	114,420,000.00
X-D	08162YAP7	1.400791%	59,630,000.00	59,630,000.00	0.00	69,607.66	0.00	0.00	69,607.66	59,630,000.00
Notional SubTotal			1,203,835,000.00	1,196,427,233.50	0.00	865,171.02	0.00	0.00	865,171.02	1,196,055,090.92

Deal Distribution Total					381,668.04	4,322,289.67	0.00	0.00	4,703,957.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162YAA0	674.52695475	16.35072803	1.16479569	0.00000000	0.00000000	0.00000000	0.00000000	17.51552373	658.17622671
A-2	08162YAB8	1,000.00000000	0.00000000	2.42891667	0.00000000	0.00000000	0.00000000	0.00000000	2.42891667	1,000.00000000
A-3	08162YAC6	1,000.00000000	0.00000000	2.57516673	0.00000000	0.00000000	0.00000000	0.00000000	2.57516673	1,000.00000000
A-4	08162YAD4	1,000.00000000	0.00000000	2.32883332	0.00000000	0.00000000	0.00000000	0.00000000	2.32883332	1,000.00000000
A-5	08162YAE2	1,000.00000000	0.00000000	2.54049999	0.00000000	0.00000000	0.00000000	0.00000000	2.54049999	1,000.00000000
A-SB	08162YAG7	1,000.00000000	0.00000000	2.46425000	0.00000000	0.00000000	0.00000000	0.00000000	2.46425000	1,000.00000000
A-S	08162YAF9	1,000.00000000	0.00000000	2.79291670	0.00000000	0.00000000	0.00000000	0.00000000	2.79291670	1,000.00000000
B	08162YAH5	1,000.00000000	0.00000000	2.91066672	0.00000000	0.00000000	0.00000000	0.00000000	2.91066672	1,000.00000000
C	08162YAJ1	1,000.00000000	0.00000000	3.25065946	0.00000000	0.00000000	0.00000000	0.00000000	3.25065946	1,000.00000000
D	08162YAM4	1,000.00000000	0.00000000	2.08333343	0.00000000	0.00000000	0.00000000	0.00000000	2.08333343	1,000.00000000
E	08162YAR3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F-RR	08162YAU6	1,000.00000000	0.00000000	3.25065936	0.00000000	0.00000000	0.00000000	0.00000000	3.25065936	1,000.00000000
G-RR	08162YAW2	1,000.00000000	0.00000000	3.25065943	0.00000000	0.00000000	0.00000000	0.00000000	3.25065943	1,000.00000000
NR-RR	08162YAY8	1,000.00000000	0.00000000	4.23486342	(0.98420397)	0.48992491	0.00000000	0.00000000	4.23486342	1,000.00000000
V-RR	08162YBE1	994.25420212	0.28865061	3.26889152	(0.03690970)	0.01837364	0.00000000	0.00000000	3.55754212	993.96555152
S	08162YBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162YBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162YAK8	992.80649213	0.00000000	0.75233393	0.00000000	0.00000000	0.00000000	0.00000000	0.75233393	992.44511322
X-B	08162YAL6	1,000.00000000	0.00000000	0.18197133	0.00000000	0.00000000	0.00000000	0.00000000	0.18197133	1,000.00000000
X-D	08162YAP7	1,000.00000000	0.00000000	1.16732618	0.00000000	0.00000000	0.00000000	0.00000000	1.16732618	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	26,510.75	0.00	26,510.75	0.00	0.00	0.00	26,510.75	0.00
A-2	10/01/21 - 10/30/21	30	0.00	606,306.18	0.00	606,306.18	0.00	0.00	0.00	606,306.18	0.00
A-3	10/01/21 - 10/30/21	30	0.00	142,870.25	0.00	142,870.25	0.00	0.00	0.00	142,870.25	0.00
A-4	10/01/21 - 10/30/21	30	0.00	435,491.83	0.00	435,491.83	0.00	0.00	0.00	435,491.83	0.00
A-5	10/01/21 - 10/30/21	30	0.00	890,623.08	0.00	890,623.08	0.00	0.00	0.00	890,623.08	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	91,275.82	0.00	91,275.82	0.00	0.00	0.00	91,275.82	0.00
X-A	10/01/21 - 10/30/21	30	0.00	774,742.20	0.00	774,742.20	0.00	0.00	0.00	774,742.20	0.00
X-B	10/01/21 - 10/30/21	30	0.00	20,821.16	0.00	20,821.16	0.00	0.00	0.00	20,821.16	0.00
X-D	10/01/21 - 10/30/21	30	0.00	69,607.66	0.00	69,607.66	0.00	0.00	0.00	69,607.66	0.00
A-S	10/01/21 - 10/30/21	30	0.00	355,580.19	0.00	355,580.19	0.00	0.00	0.00	355,580.19	0.00
B	10/01/21 - 10/30/21	30	0.00	178,249.23	0.00	178,249.23	0.00	0.00	0.00	178,249.23	0.00
C	10/01/21 - 10/30/21	30	0.00	172,870.07	0.00	172,870.07	0.00	0.00	0.00	172,870.07	0.00
D	10/01/21 - 10/30/21	30	0.00	70,510.42	0.00	70,510.42	0.00	0.00	0.00	70,510.42	0.00
E	10/01/21 - 10/30/21	30	0.00	53,718.75	0.00	53,718.75	0.00	0.00	0.00	53,718.75	0.00
F-RR	10/01/21 - 10/30/21	30	0.00	78,584.69	0.00	78,584.69	0.00	0.00	0.00	78,584.69	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	41,901.00	0.00	41,901.00	0.00	0.00	0.00	41,901.00	0.00
NR-RR	10/01/21 - 10/30/21	30	71,042.26	157,167.33	0.00	157,167.33	(47,585.64)	0.00	0.00	204,752.97	23,687.56
V-RR	10/01/21 - 10/30/21	30	1,818.43	106,655.40	0.00	106,655.40	(1,218.02)	0.00	0.00	107,873.42	606.33
Totals			72,860.69	4,273,486.01	0.00	4,273,486.01	(48,803.66)	0.00	0.00	4,322,289.67	24,293.89

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Pooled Aggregate Available Funds (1)	4,703,957.71
Gain-on-Sale Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,289,668.91	Master Servicing Fee	7,526.22
Interest Reductions due to Nonrecoverability Determination	0.00	Trustee / Certificate Administrator Fee	6,452.75
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	566.03
Deferred Interest	0.00	Operating Advisor Fee	1,354.86
ARD Interest	0.00	Asset Representations Reviewer Fee	283.02
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	16,182.87
Total Interest Collected	4,289,668.91

Principal		Expenses/Reimbursements
Scheduled Principal	381,668.04	Reimbursement for Interest on Advances	3.60
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(48,807.25)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	381,668.04	Total Expenses/Reimbursements	(48,803.65)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,322,289.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	381,668.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,703,957.71
Total Funds Collected	4,671,336.95	Total Funds Distributed	4,671,336.93

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,314,651,990.79	1,314,651,990.79	Beginning Certificate Balance	1,314,651,990.16
(-) Scheduled Principal Collections	381,668.04	381,668.04	(-) Principal Distributions	381,668.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,314,270,322.75	1,314,270,322.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,314,613,103.66	1,314,613,103.66	Ending Certificate Balance	1,314,270,322.12
Ending Actual Collateral Balance	1,314,270,322.75	1,314,270,322.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.63)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.63)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	10	53,050,231.68	4.04%	95	3.9530	1.930418	1.49 or less	14	386,985,674.82	29.44%	75	4.0085	0.948374
10,000,000 to 19,999,999		15	191,592,440.27	14.58%	84	3.9685	1.962887	1.50 to 1.74	13	212,708,887.94	16.18%	92	3.9934	1.605266
20,000,000 to 24,999,999		8	170,142,685.21	12.95%	95	3.7668	2.219007	1.75 to 1.99	7	141,456,788.46	10.76%	63	3.5682	1.812510
25,000,000 to 49,999,999		18	616,484,965.59	46.91%	80	3.8278	2.019029	2.00 to 2.24	6	170,502,286.32	12.97%	95	3.9304	2.105660
	50,000,000 or greater	5	283,000,000.00	21.53%	75	3.5663	2.241867	2.25 or greater	16	402,616,685.21	30.63%	84	3.4883	3.505337
	Totals	56	1,314,270,322.75	100.00%	82	3.7892	2.081140	Totals	56	1,314,270,322.75	100.00%	82	3.7892	2.081140
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	13,250,770.78	1.01%	96	4.1300	1.520000	Washington	1	20,000,000.00	1.52%	95	3.2500	2.860000
Alaska	1	3,500,000.00	0.27%	95	3.6900	3.450000	Washington, DC	2	83,570,000.00	6.36%	95	3.7174	2.077707
Arizona	1	35,250,000.00	2.68%	95	3.9300	1.600000	Wisconsin	1	34,000,000.00	2.59%	96	3.4300	2.960000
California	5	120,286,001.78	9.15%	59	3.6174	2.319823	Totals	112	1,314,270,322.75	100.00%	82	3.7892	2.081140
Connecticut	7	8,075,000.00	0.61%	96	3.8200	1.509369
									Property Type³
Florida	5	62,518,013.96	4.76%	96	3.8517	2.005095
Georgia	3	11,879,120.00	0.90%	96	3.5700	2.980000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	25,592,312.30	1.95%	95	4.5143	0.303086		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	2	68,273,321.80	5.19%	54	3.8688	1.573156	Industrial	31	63,838,695.20	4.86%	85	3.9150	1.518728
Maine	1	843,750.00	0.06%	96	3.8200	1.509369	Lodging	3	41,550,140.78	3.16%	46	5.0621	1.293438
Massachusetts	14	61,243,750.01	4.66%	93	3.8050	5.343642	Mixed Use	7	176,600,000.01	13.44%	83	3.3136	3.342514
Michigan	6	18,510,000.00	1.41%	96	3.7839	3.880120	Mobile Home Park	1	6,800,000.00	0.52%	95	3.9970	1.630000
Nevada	3	69,735,115.38	5.31%	80	3.5709	2.438522	Multi-Family	35	296,382,505.15	22.55%	86	4.0892	1.429922
New Hampshire	5	15,187,500.00	1.16%	96	3.8200	1.509369	Office	12	430,943,909.03	32.79%	81	3.6122	2.294538
New Jersey	21	101,126,185.21	7.69%	96	4.3122	1.687165	Retail	14	246,855,072.59	18.78%	80	3.8522	1.743325
New York	10	265,726,347.61	20.22%	67	3.6169	1.334738	Self Storage	9	51,300,000.00	3.90%	96	3.6611	2.731832
North Carolina	2	63,914,200.00	4.86%	96	3.5090	3.148977	Totals	112	1,314,270,322.75	100.00%	82	3.7892	2.081140
Ohio	3	88,650,140.78	6.75%	73	3.9657	1.920804
Oregon	1	11,175,218.37	0.85%	95	3.8050	1.130000
Pennsylvania	3	2,256,250.00	0.17%	96	3.8200	1.509369
Rhode Island	2	2,071,875.00	0.16%	96	3.8200	1.509369
South Carolina	1	3,000,000.00	0.23%	96	3.8000	2.630000
Texas	7	84,313,574.78	6.42%	96	4.2871	2.095025
Vermont	1	321,875.00	0.02%	96	3.8200	1.509369
Virginia	1	40,000,000.00	3.04%	95	3.3300	1.340000

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.99999% or less	41	1,032,229,120.95	78.54%	83	3.5724	2.248621	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	8	111,543,561.02	8.49%	67	4.2798	1.895710	13 months to 24 months	29	718,514,203.03	54.67%	78	3.8510	1.955068
	4.50000% to 4.99999%	6	135,947,500.00	10.34%	96	4.6359	1.401584	25 months to 36 months	27	595,756,119.72	45.33%	87	3.7146	2.233190
	5.00000% or greater	1	34,550,140.78	2.63%	36	5.3500	0.350000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,314,270,322.75	100.00%	82	3.7892	2.081140	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	1,314,270,322.75	100.00%	82	3.7892	2.081140
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	10	316,583,464.36	24.09%	40	3.7426	1.752351	Interest Only	31	829,955,115.38	63.15%	81	3.5705	2.492614
85 months to 119 months		45	991,035,727.47	75.41%	95	3.8030	2.190876	359 months or less	23	445,838,859.76	33.92%	83	4.1906	1.464180
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	1	31,825,216.69	2.42%	96	3.8330	0.140000
	Totals	55	1,307,619,191.83	99.49%	82	3.7884	2.084706	Totals	55	1,307,619,191.83	99.49%	82	3.7884	2.084706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		4	127,160,000.00	9.68%	96	4.2185	1.483704	Fully Amortizing	1	6,651,130.92	0.51%	96	3.9500	1.380000
	Totals	56	1,314,270,322.75	100.00%	82	3.7892	2.081140	Totals	1	6,651,130.92	0.51%	96	3.9500	1.380000

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30504022	OF	Washington	DC	Actual/360	3.730%	234,471.94	0.00	0.00	N/A	10/06/29	--	73,000,000.00	73,000,000.00	11/06/21
2A1	30317064	OF	San Francisco	CA	Actual/360	3.303%	142,212.50	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	11/06/21
2A6	30317069				Actual/360	3.303%	28,442.50	0.00	0.00	N/A	11/06/24	--	10,000,000.00	10,000,000.00	11/06/21
3	30504188	OF	Charlotte	NC	Actual/360	3.505%	181,091.67	0.00	0.00	N/A	11/01/29	--	60,000,000.00	60,000,000.00	11/01/21
4A11	30504196	MU	New York	NY	Actual/360	2.759%	71,274.17	0.00	0.00	N/A	10/30/26	--	30,000,000.00	30,000,000.00	11/01/21
4A13	30504198				Actual/360	2.759%	63,909.17	0.00	0.00	N/A	10/30/26	--	26,900,000.00	26,900,000.00	11/01/21
5	30504004	MF	New York	NY	Actual/360	3.410%	146,835.68	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	11/06/21
6	30504118	Various Various		Various	Actual/360	3.820%	164,472.22	0.00	0.00	N/A	11/06/29	--	50,000,000.00	50,000,000.00	11/06/21
7	30317071	RT	Kansas City	KS	Actual/360	3.860%	160,525.51	74,164.24	0.00	N/A	11/06/24	--	48,294,486.04	48,220,321.80	11/06/21
8	30317072	MU	Columbus	OH	Actual/360	2.950%	120,155.14	0.00	0.00	N/A	11/06/29	--	47,300,000.00	47,300,000.00	11/06/21
9	30317073	MU	Cambridge	MA	Actual/360	3.797%	130,785.56	0.00	0.00	N/A	06/01/29	--	40,000,000.00	40,000,000.00	11/01/21
10	30504041	OF	McLean	VA	Actual/360	3.330%	114,700.00	0.00	0.00	N/A	10/11/29	--	40,000,000.00	40,000,000.00	11/11/21
11	30503849	OF	Garden City	NY	Actual/360	4.490%	150,789.17	0.00	0.00	N/A	08/01/24	--	39,000,000.00	39,000,000.00	11/01/21
12	30503724	LO	Cincinnati	OH	Actual/360	5.350%	159,349.73	38,887.13	0.00	N/A	11/01/24	--	34,589,027.91	34,550,140.78	11/01/21
13	30503852	RT	Oro Valley	AZ	Actual/360	3.930%	119,291.88	0.00	0.00	N/A	10/06/29	--	35,250,000.00	35,250,000.00	11/06/21
14	30504074	OF	Middleton	WI	Actual/360	3.430%	100,422.78	0.00	0.00	N/A	11/01/29	--	34,000,000.00	34,000,000.00	11/01/21
15	30317074	SS	Various	Various	Actual/360	3.570%	101,447.50	0.00	0.00	N/A	11/06/29	--	33,000,000.00	33,000,000.00	11/06/21
16	30317075	MF	New York	NY	Actual/360	3.833%	105,133.79	27,340.30	0.00	N/A	11/06/29	--	31,852,556.99	31,825,216.69	11/06/21
17	30504161	MF	Jersey City	NJ	Actual/360	4.620%	127,505.58	0.00	0.00	N/A	11/01/29	--	32,050,000.00	32,050,000.00	11/01/21
18	30504164	MF	Jersey City	NJ	Actual/360	4.620%	123,765.95	0.00	0.00	N/A	11/01/29	--	31,110,000.00	31,110,000.00	11/01/21
19	30503366	RT	Las Vegas	NV	Actual/360	3.741%	64,424.89	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	11/01/21
19A35	30503368				Actual/360	3.741%	33,451.38	0.00	0.00	N/A	07/01/29	--	10,384,615.38	10,384,615.38	11/01/21
20	30503885	OF	New York	NY	Actual/360	3.270%	84,475.00	0.00	0.00	N/A	09/11/29	--	30,000,000.00	30,000,000.00	11/11/21
21	30504124	MF	Austin	TX	Actual/360	4.598%	118,790.19	0.00	0.00	N/A	11/01/29	--	30,000,000.00	30,000,000.00	11/01/21
22	30317076	MF	Glendale	CA	Actual/360	3.965%	96,283.42	0.00	0.00	N/A	10/06/29	--	28,200,000.00	28,200,000.00	11/06/21
23	30504099	OF	Houston	TX	Actual/360	3.888%	84,093.88	38,361.18	0.00	N/A	11/01/29	--	25,117,647.50	25,079,286.32	11/01/21
24	30504020	OF	Florham Park	NJ	Actual/360	3.920%	84,388.89	33,814.79	0.00	N/A	10/06/29	--	25,000,000.00	24,966,185.21	11/06/21
25	30317077	RT	Sparks	NV	Actual/360	3.130%	63,402.37	0.00	0.00	N/A	10/06/29	--	23,523,500.00	23,523,500.00	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30503982	MF	Brooklyn	NY	Actual/360	3.880%	72,168.00	0.00	0.00	N/A	10/06/29	--	21,600,000.00	21,600,000.00	11/06/21
27	30504072	MF	Lawrence	KS	Actual/360	3.890%	67,171.98	0.00	0.00	N/A	11/01/29	--	20,053,000.00	20,053,000.00	11/01/21
28	30503875	OF	Bellevue	WA	Actual/360	3.250%	55,972.22	0.00	0.00	N/A	10/01/29	--	20,000,000.00	20,000,000.00	11/01/21
29	30503903	OF	Mountain View	CA	Actual/360	3.688%	63,515.56	0.00	0.00	N/A	09/11/29	--	20,000,000.00	20,000,000.00	11/11/21
30	30503818	MU	Chicago	IL	Actual/360	4.700%	80,944.44	0.00	0.00	N/A	10/01/29	--	20,000,000.00	20,000,000.00	11/01/21
31	30504090	RT	North Miami Beach	FL	Actual/360	3.890%	59,118.39	37,411.30	0.00	N/A	11/06/29	--	17,648,745.26	17,611,333.96	11/06/21
32	30503977	RT	Jacksonville	FL	Actual/360	4.150%	58,964.58	0.00	0.00	N/A	10/01/29	--	16,500,000.00	16,500,000.00	11/01/21
33	30504089	RT	Reno	NV	Actual/360	3.900%	53,152.34	0.00	0.00	N/A	11/06/24	--	15,827,000.00	15,827,000.00	11/06/21
34	30317078	MF	Various	MI	Actual/360	3.830%	46,172.78	0.00	0.00	N/A	11/06/29	--	14,000,000.00	14,000,000.00	11/06/21
35	30317079	RT	Huntsville	AL	Actual/360	4.130%	47,189.46	18,156.24	0.00	N/A	11/06/29	--	13,268,927.02	13,250,770.78	11/06/21
36	30504087	MF	Bronx	NY	Actual/360	4.080%	46,376.00	0.00	0.00	N/A	11/06/29	--	13,200,000.00	13,200,000.00	11/06/21
37	30504086	IN	Rancho Cucamonga	CA	Actual/360	4.250%	44,294.35	17,198.14	0.00	N/A	11/06/24	--	12,103,199.92	12,086,001.78	11/06/21
38	30504206	MU	Vero Beach	FL	Actual/360	3.450%	36,838.33	0.00	0.00	N/A	11/01/29	--	12,400,000.00	12,400,000.00	11/01/21
39	30504123	RT	New York	NY	Actual/360	4.650%	48,850.83	0.00	0.00	N/A	11/01/29	--	12,200,000.00	12,200,000.00	11/01/21
40	30503991	SS	Pembroke Pines	FL	Actual/360	3.900%	39,628.33	0.00	0.00	N/A	10/06/29	--	11,800,000.00	11,800,000.00	11/06/21
41	30317080	RT	Springfield	OR	Actual/360	3.805%	36,673.11	17,457.59	0.00	N/A	10/06/29	--	11,192,675.96	11,175,218.37	11/06/21
42	30503994	MF	Brownsville	TX	Actual/360	4.700%	42,849.97	0.00	0.00	N/A	10/01/29	--	10,587,500.00	10,587,500.00	11/01/21
43	30504029	RT	Washington	DC	Actual/360	3.630%	33,040.06	0.00	0.00	N/A	10/06/29	--	10,570,000.00	10,570,000.00	11/06/21
44	30503777	MF	Baytown	TX	Actual/360	4.370%	35,447.95	13,203.61	0.00	N/A	09/01/29	--	9,419,992.07	9,406,788.46	11/01/21
45	30504025	IN	Brooklyn	NY	Actual/360	3.950%	22,820.32	57,985.82	0.00	N/A	11/01/29	--	6,709,116.74	6,651,130.92	11/01/21
46	30503611	LO	Various	Various	Actual/360	3.641%	21,947.14	0.00	0.00	N/A	09/01/29	--	7,000,000.00	7,000,000.00	11/01/21
47	30317081	MH	Grove City	OH	Actual/360	3.997%	23,404.66	0.00	0.00	N/A	10/06/29	--	6,800,000.00	6,800,000.00	11/06/21
48	30317082	RT	Chicago	IL	Actual/360	3.850%	18,565.56	7,687.70	0.00	N/A	10/06/29	--	5,600,000.00	5,592,312.30	11/06/21
49	30504088	MF	Bronx	NY	Actual/360	4.080%	15,283.00	0.00	0.00	N/A	11/06/29	--	4,350,000.00	4,350,000.00	11/06/21
50	30504131	RT	Pflugerville	TX	Actual/360	4.000%	12,916.67	0.00	0.00	N/A	11/01/29	--	3,750,000.00	3,750,000.00	11/01/21
51	30504026	SS	Anchorage	AK	Actual/360	3.690%	11,121.25	0.00	0.00	N/A	10/06/29	--	3,500,000.00	3,500,000.00	11/06/21
52	30504134	RT	Moncks Corner	SC	Actual/360	3.800%	9,816.67	0.00	0.00	N/A	11/06/29	--	3,000,000.00	3,000,000.00	11/06/21
53	30504080	SS	Bryan	TX	Actual/360	3.690%	9,532.50	0.00	0.00	N/A	11/06/29	--	3,000,000.00	3,000,000.00	11/06/21
Totals							4,289,668.91	381,668.04	0.00				1,314,651,990.79	1,314,270,322.75
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,564,675.90	6,046,890.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	23,289,357.84	22,138,646.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	23,289,357.84	22,138,646.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,871,906.77	22,494,678.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A11	5,992,664.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A13	5,992,664.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,984,570.48	6,212,263.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	304,802.90	0.00
6	27,515,074.00	15,230,719.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,139,814.20	8,896,854.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,756,542.39	4,645,816.55	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	48,141,298.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	21,624,829.18	9,764,469.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,401,303.99	7,220,003.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(3,035,307.94)	2,369,361.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,056,135.26	2,382,727.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,507,085.80	3,540,376.20	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	458,141.50	3,587,882.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,280,081.81	240,589.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,654,192.28	1,702,492.88	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,601,386.64	358,845.75	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	52,113,243.84	51,620,597.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19A35	52,113,243.84	51,620,597.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	5,425,110.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,600,880.38	2,928,327.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,575,352.45	1,515,568.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	5,567,431.94	5,852,835.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,782,996.72	3,015,999.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,380,236.86	2,794,311.16	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,448,045.14	1,458,398.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,565,409.90	1,871,991.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	14,240,134.13	14,763,645.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	7,412,090.43	9,326,215.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	6,393,279.71	6,257,167.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,273,276.48	1,158,056.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,589,780.50	2,088,292.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,502,626.55	1,520,058.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	831,617.91	2,234,292.76	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	866,488.62	1,221,581.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	872,379.20	852,934.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,159,221.93	1,279,789.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,281,006.65	865,268.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	951,508.47	943,742.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	860,481.54	997,750.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	745,822.20	818,670.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	801,189.79	876,025.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	893,265.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	970,791.71	1,101,358.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,557,548.56	1,413,107.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,371,827.95	1,667,996.45	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	461,400.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	156,549.92	(492,555.86)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	302,357.23	305,968.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	323,986.07	420,492.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	479,786.45	457,645.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	311,040.00	311,040.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	139,845.81	187,127.39	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	393,407,030.64	312,225,564.71				0.00	0.00	0.00	0.00	304,802.90	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.789170%	3.774876%	82
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.789254%	3.774959%	83
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.789343%	3.775047%	84
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.789423%	3.775126%	85
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.789503%	3.775204%	86
06/17/21	1	34,752,995.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.789590%	3.775290%	87
05/17/21	0	0.00	1	34,790,952.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.789669%	3.775368%	88
04/16/21	0	0.00	1	34,833,888.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.789756%	3.775453%	89
03/17/21	0	0.00	1	34,871,473.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.789834%	3.775530%	90
02/18/21	0	0.00	1	34,924,386.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.789936%	3.775631%	91
01/15/21	1	34,961,557.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.790014%	3.775707%	92
12/17/20	1	34,998,557.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.790090%	3.775783%	93
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		519,366,929	519,366,929		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		113,800,000	113,800,000		0	0
> 60 Months		1,995,373,717	1,995,373,717		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	1,314,270,323	1,314,270,323	0	0	0	0
Oct-21	1,314,651,991	1,314,651,991	0	0	0	0
Sep-21	1,315,015,256	1,315,015,256	0	0	0	0
Aug-21	1,315,352,943	1,315,352,943	0	0	0	0
Jul-21	1,315,689,442	1,315,689,442	0	0	0	0
Jun-21	1,316,049,171	1,281,296,176	34,752,995	0	0	0
May-21	1,316,383,218	1,281,592,266	0	34,790,952	0	0
Apr-21	1,316,740,582	1,281,906,694	0	34,833,888	0	0
Mar-21	1,317,072,194	1,282,200,720	0	34,871,474	0	0
Feb-21	1,317,476,367	1,282,551,980	0	34,924,387	0	0
Jan-21	1,317,805,381	1,282,843,824	34,961,557	0	0	0
Dec-20	1,318,133,239	1,283,134,681	34,998,558	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1

		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	30503724	34,550,140.78	34,550,140.78	86,000,000.00	04/15/21	1,713,961.28	0.35000	09/30/21	11/01/24	335
Totals		34,550,140.78	34,550,140.78	86,000,000.00		1,713,961.28
2 Resolution Strategy Code
						1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
						2 - Foreclosure	7 - REO		11- Full Payoff
						3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
						4 - Extension	9 - Pending Return to Master Servicer		13 - TBD
						5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	30503724	LO	OH	02/10/21	1

11/12/2021: Loan transferred to Special Servicing on 2/10/2021 due to imminent payment default. Loan was delinquent for 12/1/2020. Hard Lockbox in place and funds being utilized for waterfall payments when amounts sufficient. Counsel engaged and deman d letter issued. Appraisal update has been received. The loan has now been paid current with respect to regularly due principal and interest and special servicing fees. The borrower and lender have reached an agreement

	in principal to settle the penalty		fees and the lender is awaiting the borrower''s settlement of fees.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30317071	49,494,132.49	3.86000%	49,494,132.49 3.86000%		8	07/03/20	07/06/20	07/08/20
Totals		49,494,132.49		49,494,132.49
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	(48,807.25)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.60	0.00	0.00	0.00
Total	0.00	0.00	(48,807.25)	0.00	0.00	0.00	0.00	0.00	3.60	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(48,803.65)

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue,8th Floor | New York, NY 10179
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
		Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
		Asset Representations	Pentalpha Surveillance LLC
		Reviewer & Operating
		Advisor
			Don Simon	(203) 660-6100
			375 North French Road,Suite 100 | Amherst, NY 14228
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
			-
			, | ,

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 1 of 7

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
225B-A	08162YBF8	3.404110%	11,595,000.00	11,595,000.00	0.00	32,892.21	0.00	0.00	32,892.21	11,595,000.00	91.66%	91.66%
225B-B	08162YBH4	3.404110%	33,958,000.00	33,958,000.00	0.00	96,330.64	0.00	0.00	96,330.64	33,958,000.00	67.25%	67.25%
225B-C	08162YBK7	3.404110%	35,434,000.00	35,434,000.00	0.00	100,517.69	0.00	0.00	100,517.69	35,434,000.00	41.77%	41.77%
225B-D	08162YBM3	3.404110%	48,723,000.00	48,723,000.00	0.00	138,215.38	0.00	0.00	138,215.38	48,723,000.00	6.74%	6.74%
225B-E	08162YBP6	3.404110%	9,370,000.00	9,370,000.00	0.00	26,580.43	0.00	0.00	26,580.43	9,370,000.00	0.00%	0.00%
225B-	08162YBS0	3.404110%	7,320,000.00	7,320,000.00	0.00	20,765.07	0.00	0.00	20,765.07	7,320,000.00	0.00%	0.00%
VRR
225B-R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			146,400,000.00	146,400,000.00	0.00	415,301.42	0.00	0.00	415,301.42	146,400,000.00

Deal Distribution Total					0.00	415,301.42	0.00	0.00	415,301.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest	Prepayment
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
225B-A	08162YBF8	1,000.00000000	0.00000000	2.83675809	0.00000000	0.00000000	0.00000000	0.00000000	2.83675809	1,000.00000000
225B-B	08162YBH4	1,000.00000000	0.00000000	2.83675835	0.00000000	0.00000000	0.00000000	0.00000000	2.83675835	1,000.00000000
225B-C	08162YBK7	1,000.00000000	0.00000000	2.83675820	0.00000000	0.00000000	0.00000000	0.00000000	2.83675820	1,000.00000000
225B-D	08162YBM3	1,000.00000000	0.00000000	2.83675841	0.00000000	0.00000000	0.00000000	0.00000000	2.83675841	1,000.00000000
225B-E	08162YBP6	1,000.00000000	0.00000000	2.83675880	0.00000000	0.00000000	0.00000000	0.00000000	2.83675880	1,000.00000000
225B-VRR	08162YBS0	1,000.00000000	0.00000000	2.83675820	0.00000000	0.00000000	0.00000000	0.00000000	2.83675820	1,000.00000000
225B-R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

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				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
225B-A	10/01/21 - 10/30/21	30	0.00	32,892.21	0.00	32,892.21	0.00	0.00	0.00	32,892.21	0.00
225B-B	10/01/21 - 10/30/21	30	0.00	96,330.64	0.00	96,330.64	0.00	0.00	0.00	96,330.64	0.00
225B-C	10/01/21 - 10/30/21	30	0.00	100,517.69	0.00	100,517.69	0.00	0.00	0.00	100,517.69	0.00
225B-D	10/01/21 - 10/30/21	30	0.00	138,215.38	0.00	138,215.38	0.00	0.00	0.00	138,215.38	0.00
225B-E	10/01/21 - 10/30/21	30	0.00	26,580.43	0.00	26,580.43	0.00	0.00	0.00	26,580.43	0.00
225B-VRR	10/01/21 - 10/30/21	30	0.00	20,765.07	0.00	20,765.07	0.00	0.00	0.00	20,765.07	0.00
Totals			0.00	415,301.42	0.00	415,301.42	0.00	0.00	0.00	415,301.42	0.00

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	Additional Information

225 Bush Aggregate Available Funds (1)	415,301.42
225 Bush Gain-on-Sale Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 7

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	416,398.20	Master Servicing Fee	315.17
Interest Reductions due to Nonrecoverability Determination	0.00	Trustee / Certificate Administrator Fee	718.58
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	63.03
Deferred Interest	0.00
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	1,096.78
Total Interest Collected	416,398.20

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Legal Fees	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Rating Agency Expenses	0.00
Excess of Prior Principal Amounts Paid	0.00	Bankruptcy Expenses Amount	0.00
Curtailments	0.00	Taxes Imposed on Trust Fund	0.00
Negative Amortization	0.00	Non-Recoverable Advances	0.00
Principal Adjustments	0.00	Workout Delayed Reimbursement Amounts	0.00
Total Principal Collected	0.00	Other Expenses	0.00
		Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	415,301.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	415,301.42
Total Funds Collected	416,398.20	Total Funds Distributed	416,398.20

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 7

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
	225 Bush	Total		Total
Beginning Scheduled Collateral Balance	146,400,000.00	146,400,000.00	Beginning Certificate Balance	146,400,000.00
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Non-Cash Principal Adjustments	0.00
			Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	146,400,000.00	146,400,000.00	Ending Certificate Balance	146,400,000.00
Beginning Actual Collateral Balance	146,400,000.00	146,400,000.00
Ending Actual Collateral Balance	146,400,000.00	146,400,000.00

(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

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